LOSS FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Operating Profit/(Loss) for Cardiac) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
loss on re-measurement re-measurement of assets and liabilities:
Loss for the year from discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)
Sweden [Member]
loss on re-measurement re-measurement of assets and liabilities:
Administrative expenses	(7,000)	0	0
Closure provision	0	(42,000)	127,000
Foreign currency translation reserve	0	0	(64,000)
Tax expense	0	(12,000)	(438,000)
Total loss	(7,000)	(54,000)	(375,000)
Loss for the year from discontinued operations	$ (7,000)	$ (54,000)	$ (375,000)